Covered Assets Credit Risk Profile by Internally Assigned Grade by Loan Status Designation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 373,455	$ 495,358
Discount balance related to acquired loans	(85,079)	(109,409)
Covered loans, allowance for losses	0	(3,766)
Covered loans, net	288,376	382,183
Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	228,843	292,421
Covered loans, allowance for losses	0	0
Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	144,612	202,937
Covered loans, allowance for losses	0	(3,766)
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	35,676
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,622
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	90
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,430
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	498
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	27,645
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,996
Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	121,592
Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	67,592
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	13,023
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,259
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	17,971
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	918
Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	50,953
Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,190
Pass [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	94.90%	94.10%
Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	176,763
Grade as percentage of total gross assets	77.30%
Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,749
Pass [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,272
Pass [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	669
Pass [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	90
Pass [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,440
Pass [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	498
Pass [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	24,898
Pass [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	89,530
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	404
Pass [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	7,146
Pass [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,787
Pass [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	17,971
Pass [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	918
Pass [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	9,795
Pass [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,094
Special Mention [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.60%	0.90%
Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,778
Grade as percentage of total gross assets	1.20%
Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,092
Special Mention [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,970
Special Mention [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	298
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	25,785
Special Mention [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	510
Special Mention [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,006
Special Mention [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,301
Special Mention [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	4.50%	5.00%
Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	49,302
Grade as percentage of total gross assets	21.50%
Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	96,771
Substandard [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,404
Substandard [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,953
Substandard [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,020
Substandard [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,747
Substandard [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,996
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	31,764
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	41,403
Substandard [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,367
Substandard [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	10,466
Substandard [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	35,857
Substandard [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,096
Doubtful [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 0